Operating segments (Details)	12 Months Ended
Dec. 31, 2025
Content Merchandising [Member]
IfrsStatementLineItems [Line Items]
Operating segments	Content Merchandising
Operations	Sale and distribution of content consumer products and providing production services
Food and beverages [Member]
IfrsStatementLineItems [Line Items]
Operating segments	Food and beverages
Operations	Sale of food and beverages products and licensing of the intellectual property
Content production [Member]
IfrsStatementLineItems [Line Items]
Operating segments	Content production
Operations	Planning, producing, and selling the media content such as theatrical films and television programs
Content investment [Member]
IfrsStatementLineItems [Line Items]
Operating segments	Content investment
Operations	Providing investment management services to investment funds